SHARE-BASED PAYMENTS (Details)				12 Months Ended
	Dec. 31, 2020 USD ($) Option shares	May 04, 2020 USD ($)	Jun. 24, 2019 USD ($)	Dec. 31, 2020 USD ($) Option	Dec. 31, 2020 USD ($) Option installment	Dec. 31, 2020 USD ($) Option	Dec. 31, 2020 USD ($) Option $ / shares	Dec. 31, 2020 USD ($) Option	Dec. 31, 2020 USD ($) Option	Dec. 31, 2019 USD ($) Option	Dec. 31, 2019 USD ($) Option $ / shares	Dec. 31, 2019 USD ($) Option	Dec. 31, 2019 USD ($) Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted						1,651,000			1,651,000	1,185,000			1,185,000
Exercise price for 1 ADS ($) | $ / shares							$ 6.90				$ 8.70
Fair value of options on date of grant in U.S. $ thousands	$ 5,233,000			$ 5,233,000	$ 5,233,000	$ 5,233,000	$ 5,233,000	$ 5,233,000	$ 5,233,000	$ 4,671,000	$ 4,671,000	$ 4,671,000	$ 4,671,000
Each option exercisable into number of ordinary shares, ratio | Option	3,178,317			3,178,317	3,178,317	3,178,317	3,178,317	3,178,317	3,178,317	2,490,292	2,490,292	2,490,292	2,490,292
February 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													158,000
Exercise price for 1 ADS ($) | $ / shares											$ 8.90
Fair value of options on date of grant in U.S. $ thousands										$ 628,000	$ 628,000	$ 628,000	$ 628,000
May 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													564,000
Exercise price for 1 ADS ($) | $ / shares											$ 9.20
Fair value of options on date of grant in U.S. $ thousands										2,433,000	$ 2,433,000	2,433,000	$ 2,433,000
June 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted			187,500										187,500
Exercise price for 1 ADS ($) | $ / shares											$ 9.20
Fair value of options on date of grant in U.S. $ thousands										641,000	$ 641,000	641,000	$ 641,000
July 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													43,500
Exercise price for 1 ADS ($) | $ / shares											$ 8.00
Fair value of options on date of grant in U.S. $ thousands										173,000	$ 173,000	173,000	$ 173,000
September 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													35,000
Exercise price for 1 ADS ($) | $ / shares											$ 8.00
Fair value of options on date of grant in U.S. $ thousands										150,000	$ 150,000	150,000	$ 150,000
November 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													60,000
Exercise price for 1 ADS ($) | $ / shares											$ 7.60
Fair value of options on date of grant in U.S. $ thousands										195,000	$ 195,000	195,000	$ 195,000
December 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													137,000
Exercise price for 1 ADS ($) | $ / shares											$ 6.90
Fair value of options on date of grant in U.S. $ thousands										$ 451,000	$ 451,000	$ 451,000	$ 451,000
January 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									95,000
Exercise price for 1 ADS ($) | $ / shares							$ 6.60
Fair value of options on date of grant in U.S. $ thousands	$ 243,000			$ 243,000	$ 243,000	$ 243,000	$ 243,000	$ 243,000	$ 243,000
February 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									52,500
Exercise price for 1 ADS ($) | $ / shares							$ 6.05
Fair value of options on date of grant in U.S. $ thousands	119,000			119,000	119,000	119,000	$ 119,000	119,000	$ 119,000
March 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									429,000
Exercise price for 1 ADS ($) | $ / shares							$ 4.87
Fair value of options on date of grant in U.S. $ thousands	970,000			970,000	970,000	970,000	$ 970,000	970,000	$ 970,000
May 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		219,000							218,000
Exercise price for 1 ADS ($) | $ / shares							$ 7.50
Fair value of options on date of grant in U.S. $ thousands	831,000			831,000	831,000	831,000	$ 831,000	831,000	$ 831,000
June 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									767,500
Exercise price for 1 ADS ($) | $ / shares							$ 7.72
Fair value of options on date of grant in U.S. $ thousands	2,671,000			2,671,000	2,671,000	2,671,000	$ 2,671,000	2,671,000	$ 2,671,000
July 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									12,500
Exercise price for 1 ADS ($) | $ / shares							$ 7.69
Fair value of options on date of grant in U.S. $ thousands	45,000			45,000	45,000	45,000	$ 45,000	45,000	$ 45,000
August 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									55,500
Exercise price for 1 ADS ($) | $ / shares							$ 8.72
Fair value of options on date of grant in U.S. $ thousands	264,000			264,000	264,000	264,000	$ 264,000	264,000	$ 264,000
November 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									21,000
Exercise price for 1 ADS ($) | $ / shares							$ 10.20
Fair value of options on date of grant in U.S. $ thousands	$ 90,000			$ 90,000	$ 90,000	$ 90,000	$ 90,000	$ 90,000	$ 90,000
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares	59,206,448
Stock Options | 2019 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares											$ 6.1
Expected volatility												57.48%
Risk free interest rate												1.63%
Stock Options | 2019 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares											$ 8.3
Expected volatility												58.27%
Risk free interest rate												2.67%
Stock Options | 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option term				10 years
Stock Options | 2020 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares							$ 4.28
Expected volatility								57.73%
Risk free interest rate								0.64%
Stock Options | 2020 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares							$ 9.19
Expected volatility								63.63%
Risk free interest rate								1.51%
Stock Options | 2020 | Vesting, services exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment					16
Vesting period				4 years
Stock Options | 2020 | Vesting, services exceeding one year | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period				1 year
Stock Options | 2020 | Vesting, services not exceeding one year | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period				1 year
Stock Options | 2020 | Vesting, one year following the date of grant (services not exceeding one year)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				1 year
Percentage of options vesting								0.25%
Stock Options | 2020 | Vesting, three years following one year after the date of grant (services not exceeding one year)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment					12
Other than directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									1,432,000				997,500
Other than directors | February 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													158,000
Other than directors | May 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													564,000
Other than directors | July 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													43,500
Other than directors | September 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													35,000
Other than directors | November 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													60,000
Other than directors | December 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													137,000
Other than directors | January 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									95,000
Other than directors | February 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									52,500
Other than directors | March 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									285,000
Other than directors | May 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									143,000
Other than directors | June 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									767,500
Other than directors | July 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									12,500
Other than directors | August 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									55,500
Other than directors | November 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									21,000
To directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									219,000				187,500
To directors | June 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted													187,500
To directors | March 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									144,000
To directors | May 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted									75,000